UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4054
Oppenheimer AMT - Free New York Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.
March 31, 2010 Oppenheimer Management AMT-Free New York Commentaries and Municipals Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results. 1234

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	25.3%
Higher Education	10.6
Sales Tax Revenue	7.1
General Obligation	6.3
Electric Utilities	5.8
Sewer Utilities	4.6
Real Estate	4.3
Highways/Commuter Facilities	4.0
Adult Living Facilities	3.7
Hospital/Health Care	3.6
Portfolio holdings are subject to change. Percentages are as of March 31, 2010, and are based on total assets.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	3.0%	—%	3.0%
AA	22.3	—	22.3
A	8.0	0.2	8.2
BBB	44.6	3.7	48.3
BB or lower	6.6	11.6	18.2
Total	84.5%	15.5%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (“the Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 3/31/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer AMT-Free New York Municipals. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,003.40	$4.96
Class B	1,000.00	1,000.10	9.17
Class C	1,000.00	1,000.50	8.82

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.00	5.00
Class B	1,000.00	1,015.81	9.24
Class C	1,000.00	1,016.16	8.89
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.83
Class C	1.76
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—119.3%
New York—84.8%
$700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625%		12/01/2034	$662,067
200,000	Albany County, NY IDA (Wildwood Programs)	4.900		07/01/2021	165,868
125,000	Albany County, NY IDA (Wildwood Programs)	5.000		07/01/2026	97,586
2,900,000	Albany, NY IDA (Albany Law School)[1]	5.000		07/01/2031	2,688,503
310,000	Albany, NY IDA (Albany Law School)[1]	5.000		07/01/2037	279,344
285,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	247,753
150,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	124,317
100,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	80,382
14,500,000	Albany, NY IDA (Charitable Leadership)	5.750		07/01/2026	11,382,935
1,000,000	Albany, NY IDA (Charitable Leadership)	6.000		07/01/2019	879,190
100,000	Albany, NY IDA (New Covenant Charter School)	7.000	[2]	05/01/2025	39,998
825,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	735,364
500,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	400,270
1,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.500		11/15/2027	993,240
1,380,000	Albany, NY IDA, Series B1	5.750		11/15/2032	1,384,954
1,365,000	Albany, NY IDA, Series D1	5.750		11/15/2027	1,380,834
100,000	Albany, NY Municipal Water Finance Authority[1]	5.000		12/01/2033	99,997
10,000	Albany, NY Parking Authority[1]	5.625		07/15/2025	10,139
4,475,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	3,117,419
20,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)	5.250		08/01/2031	19,746
5,895,000	Brookhaven, NY IDA (Alternatives for Children)	7.550		02/01/2033	5,843,949
9,235,000	Brookhaven, NY IDA (Dowling College)[1]	6.750		11/01/2032	8,471,820
10,480,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	6.375		07/15/2043	10,848,896
225,000	Broome County, NY IDA (Good Shepard Village)	6.750		07/01/2028	193,408
200,000	Broome County, NY IDA (Good Shepard Village)	6.875		07/01/2040	165,328
350,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2030	257,061
250,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2036	174,803
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	262,356
25,000	Canandaigua & Bristol, NY GO	5.000		12/15/2027	25,205
30,000	Canandaigua & Bristol, NY GO	5.000		12/15/2028	30,131
30,000	Canandaigua & Bristol, NY GO	5.000		12/15/2029	29,960
30,000	Canandaigua & Bristol, NY GO	5.000		12/15/2030	29,768
35,000	Canandaigua & Bristol, NY GO	5.000		12/15/2031	34,496
35,000	Canandaigua & Bristol, NY GO	5.000		12/15/2032	34,071
35,000	Canandaigua & Bristol, NY GO	5.000		12/15/2033	33,865
40,000	Canandaigua & Bristol, NY GO	5.000		12/15/2034	38,354
40,000	Canandaigua & Bristol, NY GO	5.000		12/15/2035	38,054
45,000	Canandaigua & Bristol, NY GO	5.000		12/15/2036	42,588
F1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$45,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2037	$42,302
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	46,750
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	46,634
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	51,094
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	51,046
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	55,551
85,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.250	08/01/2023	85,146
200,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	191,288
570,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.100	05/01/2031	510,310
1,385,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	1,384,862
90,000	Chautauqua, NY Utility District[1]	5.000	06/01/2022	92,472
110,000	Chautauqua, NY Utility District[1]	5.000	06/01/2026	111,801
130,000	Coeymans, NY Fire District	5.000	10/15/2024	133,884
135,000	Coeymans, NY Fire District	5.000	10/15/2025	138,634
140,000	Coeymans, NY Fire District	5.000	10/15/2026	143,326
1,040,000	Colonie, NY GO1	6.000	04/01/2032	1,122,815
840,000	Colonie, NY GO1	6.000	04/01/2033	905,730
15,000	Deerfield, NY GO	5.500	06/15/2021	15,259
15,000	Deerfield, NY GO	5.500	06/15/2022	15,263
15,000	Deerfield, NY GO	5.500	06/15/2023	15,220
15,000	Deerfield, NY GO	5.500	06/15/2024	15,282
20,000	Deerfield, NY GO	5.500	06/15/2025	20,313
20,000	Deerfield, NY GO	5.600	06/15/2026	20,238
20,000	Deerfield, NY GO	5.600	06/15/2027	20,175
20,000	Deerfield, NY GO	5.600	06/15/2028	20,081
25,000	Deerfield, NY GO	5.600	06/15/2029	24,998
25,000	Deerfield, NY GO	5.600	06/15/2030	24,848
25,000	Deerfield, NY GO	5.600	06/15/2031	24,723
25,000	Deerfield, NY GO	5.600	06/15/2032	24,500
30,000	Deerfield, NY GO	5.600	06/15/2033	29,163
30,000	Deerfield, NY GO	5.600	06/15/2034	28,920
30,000	Deerfield, NY GO	5.600	06/15/2035	28,710
35,000	Deerfield, NY GO	5.600	06/15/2036	33,336
55,185,000	Dutchess County, NY IDA (Bard College)[1]	5.000	08/01/2046	49,983,814
8,260,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	6,041,116
1,230,000	East Hampton, NY Town Hsg. Authority[1]	6.500	05/01/2034	1,397,772
500,000	Erie County, NY IDA (Charter School Applied Tech)	6.875	06/01/2035	467,300
1,200,000	Erie County, NY IDA (DePaul Properties)	5.750	09/01/2028	862,224
150,000	Erie County, NY IDA (DePaul Properties)	6.500	09/01/2018	129,044
F2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$200,000	Erie County, NY IDA (Global Concepts Charter School)	6.250%		10/01/2037	$172,096
5,600,000	Erie County, NY IDA (Medaille College)	7.625		04/01/2035	5,712,280
350,000	Erie County, NY IDA (Orchard Park CCRC)	5.000		11/15/2014	347,561
1,485,000	Erie County, NY IDA (Orchard Park CCRC)	5.125		11/15/2016	1,353,488
4,750,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2036	3,625,105
7,730,000	Erie County, NY IDA (The Episcopal Church Home)	5.875		02/01/2018	7,733,247
7,575,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	7,574,924
36,405,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	29,627,117
29,515,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	23,487,152
56,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.875	[3]	06/01/2050	1,366,960
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.607	[3]	06/01/2055	1,028,560
130,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	117,683
110,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	94,104
175,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	158,419
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2027	691,707
75,000	Hempstead Village, NY GO1	5.000		09/15/2024	75,864
70,000	Hempstead Village, NY GO1	5.000		09/15/2025	70,613
70,000	Hempstead Village, NY GO1	5.000		09/15/2026	70,382
50,000	Hempstead, NY IDA (Hofstra University)[1]	5.000		07/01/2033	50,534
410,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	352,059
5,125,000	Hempstead, NY IDA (WORCA)	6.900		08/01/2033	4,718,536
1,790,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250		08/01/2034	1,739,737
31,085,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	29,743,993
8,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	8,085,467
2,420,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250		12/01/2031	2,091,243
280,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250		12/01/2031	241,962
5,000,000	L.I., NY Power Authority, Series A1	6.250		04/01/2033	5,765,700
665,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2040	608,063
10,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.000		05/01/2013	10,094
15,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750		05/01/2023	14,372
350,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.250		04/01/2019	336,886
575,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375		04/01/2029	529,086
200,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	156,438
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	324,896
F3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701%[3]		06/01/2061	$1,865,864
1,000,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	954,190
4,000,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	3,685,080
500,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	459,065
100,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	89,479
470,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	444,573
1,925,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,823,726
655,000	Nassau County, NY IDA (ALIA-CMA)	6.125		09/01/2018	619,565
725,000	Nassau County, NY IDA (ALIA-CSMR)	6.125		09/01/2018	685,778
465,000	Nassau County, NY IDA (ALIA-EFLI)	6.125		09/01/2018	439,844
375,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	354,713
435,000	Nassau County, NY IDA (ALIA-NCMRS)	6.125		09/01/2018	411,467
180,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2027	176,207
6,595,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	6,111,389
320,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	286,333
100,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	89,479
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	159,119
2,595,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,593,495
100,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	89,479
350,000	Nassau County, NY IDA (New York Institute of Technology)[1]	4.750		03/01/2026	341,961
50,000	Nassau County, NY IDA (PLUS Group Home)	6.150		11/01/2022	45,561
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	60,207
820,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	749,045
26,655,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	21,633,998
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.151	[3]	06/01/2046	4,295,201
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.763	[3]	06/01/2060	581,400
42,830,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	35,376,723
2,500,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550		11/15/2024	2,529,200
960,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	904,349
555,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	546,464
385,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	373,300
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.500		05/15/2019	19,482
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	70,697
1,185,000	NY Counties Tobacco Trust I	6.500		06/01/2035	1,185,912
14,670,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	13,146,814
40,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	35,958
5,120,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	4,776,090
F4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$850,000	NY Counties Tobacco Trust IV1	5.000%		06/01/2038	$691,747
3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000		06/01/2041	3,236,030
5,900,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	4,725,192
9,240,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	7,352,915
3,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650		06/01/2041	38,745
84,200,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	1,294,996
334,000,000	NY Counties Tobacco Trust V	7.850	[3]	06/01/2060	2,271,200
235,000	NY MTA, Series 2008C1	6.500		11/15/2028	271,355
3,580,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	2,983,107
2,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250		12/01/2016	1,888,380
40,000,000	NY Triborough Bridge & Tunnel Authority, Series B4	5.000		11/15/2032	40,901,979
18,200,000	NY Triborough Bridge & Tunnel Authority, Series B4	5.125		11/15/2029	18,795,467
4,875,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	4,061,704
120,445,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	98,486,672
11,000,000	NYC GO4	5.125		03/01/2026	11,800,635
10,000	NYC GO1	5.300		01/15/2026	10,334
15,000,000	NYC GO4	5.375		04/01/2036	16,134,975
90,000	NYC GO1	5.500		11/15/2037	90,082
20,000,000	NYC GO4	5.625		11/15/2031	22,013,406
45,000	NYC GO1	6.000		05/15/2022	45,189
5,000	NYC GO	7.500		02/01/2019	5,025
155,849	NYC HDC (Cadman Towers)	6.500		11/15/2018	156,573
43,911	NYC HDC (Corlear)	6.500		11/15/2018	46,224
450,000	NYC HDC (Multifamily Hsg.)[1]	5.500		11/01/2034	465,980
410,000	NYC HDC (Multifamily Hsg.)[1]	5.550		11/01/2039	424,166
1,590,000	NYC HDC (Multifamily Hsg.)[1]	5.700		11/01/2046	1,650,738
30,000	NYC HDC (Multifamily Hsg.), Series E1	6.250		05/01/2036	30,184
129,425	NYC HDC (St. Martin Tower)	6.500		11/15/2018	130,026
60,000	NYC IDA (Assoc. for Metro Area Autistic Children)	4.500		07/01/2021	47,925
2,760,000	NYC IDA (Beth Abraham Health Services)	6.500		02/15/2022	2,434,375
500,000	NYC IDA (Beth Abraham Health Services)	6.500		11/15/2027	451,315
2,100,000	NYC IDA (Beth Abraham Health Services)	6.500		11/15/2034	1,869,147
6,000,000	NYC IDA (Calhoun School)	6.625		12/01/2034	5,558,820
500,000	NYC IDA (Calhoun School)	6.625		12/01/2034	463,235
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375		11/01/2036	935,165
1,105,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	950,521
830,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	713,966
3,240,000	NYC IDA (Chapin School)	5.000		11/01/2038	2,624,918
150,000	NYC IDA (Comprehensive Care Management)	6.000		05/01/2026	131,628
F5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$350,000	NYC IDA (Comprehensive Care Management)	6.125%		11/01/2035	$294,438
780,000	NYC IDA (Eger Harbor House)[1]	5.875		05/20/2044	825,872
725,000	NYC IDA (Family Support Systems)	7.500		11/01/2034	714,546
1,530,000	NYC IDA (Gateway School of New York)	5.550		06/01/2039	1,259,787
220,000	NYC IDA (Global Country World Peace)	7.250		11/01/2025	172,456
170,000	NYC IDA (Global Country World Peace)	7.250		11/01/2025	133,261
1,825,000	NYC IDA (Guttmacher Institute)	5.750		12/01/2036	1,436,166
670,000	NYC IDA (Independent Living Assoc.)	6.200		07/01/2020	627,448
27,110,000	NYC IDA (Liberty-7 World Trade Center)	6.250		03/01/2015	27,333,115
18,700,000	NYC IDA (Liberty-7 World Trade Center)	6.500		03/01/2035	18,776,857
10,850,000	NYC IDA (Liberty-7 World Trade Center)	6.750		03/01/2015	11,048,447
12,050,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000		09/01/2035	10,490,851
4,000,000	NYC IDA (Lycee Francais De New York)[1]	6.800		06/01/2028	4,206,240
950,000	NYC IDA (Magen David Yeshivah)	5.700		06/15/2027	784,520
420,000	NYC IDA (Manhattan Community Access Corp.)	6.000		12/01/2036	342,220
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	179,584
1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	872,263
35,000	NYC IDA (Metropolitan College of New York)	5.750		03/01/2020	33,052
2,300,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125		11/01/2035	2,308,487
6,310,000	NYC IDA (Mount St. Vincent)[1]	5.250		06/01/2036	6,041,446
1,375,000	NYC IDA (Polytechnic University)[1]	5.250		11/01/2027	1,275,093
1,380,000	NYC IDA (PSCH)	6.375		07/01/2033	1,192,610
4,000,000	NYC IDA (Queens Baseball Stadium)[1]	5.000		01/01/2031	3,643,320
5,500,000	NYC IDA (Queens Baseball Stadium)[1]	5.000		01/01/2039	4,804,525
750,000	NYC IDA (Reece School)	7.500		12/01/2037	682,875
375,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650		07/01/2023	372,345
1,425,000	NYC IDA (Staten Island University Hospital)[1]	6.450		07/01/2032	1,409,895
756,500	NYC IDA (Studio School)	7.000		11/01/2038	666,537
5,345,000	NYC IDA (The Child School)	7.550		06/01/2033	5,298,499
995,000	NYC IDA (Tides Two Rivers Foundation)	5.650		12/01/2039	754,857
3,560,000	NYC IDA (Unicef)	5.300		11/01/2038	2,653,766
5,600,000	NYC IDA (Urban Resource Institute)	7.375		11/01/2033	5,264,448
545,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2021	474,368
785,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2021	683,264
360,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	282,438
150,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	117,683
100,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2031	75,855
2,020,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250		12/01/2036	1,528,736
5,600,000	NYC IDA (Vocational Instruction)	7.750	[2]	02/01/2033	3,364,088
19,510,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2046	18,160,688
F6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$2,525,000	NYC IDA (Yankee Stadium)[1]	7.000%	03/01/2049	$2,907,361
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,085,912
70,000	NYC IDA (YMCA of Greater New York)[1]	5.800	08/01/2016	70,124
15,000,000	NYC Municipal Water Finance Authority[4]	4.750	06/15/2035	15,071,775
50,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	50,392
20,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2037	20,541,466
20,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2025	21,045
40,000,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2040	44,223,200
50,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000	07/01/2022	27,740
15,000	NYS DA (Audit & Control)[1]	5.000	04/01/2029	15,065
1,870,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.500	07/01/2030	1,722,008
2,000,000	NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)[1]	5.500	05/01/2037	2,031,320
365,000	NYS DA (Manhattan College)	5.300	07/01/2037	348,772
40,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.500	07/01/2017	40,667
1,360,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	1,337,138
3,500,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	3,146,255
20,000,000	NYS DA (NYU)[4]	5.000	07/01/2039	20,918,000
425,000	NYS DA (Orange Regional Medical Center)[1]	6.125	12/01/2029	417,104
6,120,000	NYS DA (Orange Regional Medical Center)[1]	6.250	12/01/2037	5,856,044
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	328,803
490,000	NYS DA (Providence Rest)	5.000	07/01/2035	317,902
1,300,000	NYS DA (Providence Rest)	5.125	07/01/2030	915,018
340,000	NYS DA (Providence Rest)	5.250	07/01/2025	262,375
650,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	576,219
70,000	NYS DA (Sarah Neuman Nursing Home)	5.500	08/01/2037	70,004
250,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	296,758
360,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	427,122
200,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	237,790
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	2,704,525
115,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	115,032
20,000,000	NYS DA (State Personal Income Tax Authority)[4]	5.750	03/15/2036	22,565,616
760,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	814,408
1,070,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023	1,079,395
100,000	NYS DA (Winthrop University Hospital/South Nassau Communities Hospital Obligated Group)[1]	5.500	07/01/2032	94,596
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2027	20,460
85,000	NYS EFC (NYS Water Services)[1]	6.600	09/15/2012	85,427
10,000	NYS EFC (State Water Revolving Fund)[1]	5.750	01/15/2013	10,042
9,500,000	NYS GO4	5.000	02/15/2039	9,964,313
F7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$20,000	NYS HFA (Affordable Hsg.)[1]	5.450%		11/01/2040	$20,634
10,000,000	NYS IDA (Bronx Parking Devel. Company)	5.875		10/01/2046	7,664,000
50,000	NYS Medcare (Hospital & Nursing Home)	6.375		08/15/2033	50,121
295,000	NYS UDC (Subordinated Lien)	5.500		07/01/2022	296,038
250,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300		03/15/2019	228,135
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500		12/01/2022	57,626
840,000	Orange County, NY IDA (Glen Arden)	5.625		01/01/2018	740,863
275,000	Orange County, NY IDA (Glen Arden)	5.700		01/01/2028	216,615
9,190,000	Otsego County, NY IDA (Hartwick College)[1]	5.900		07/01/2022	8,261,626
38,280,000	Port Authority NY/NJ, 140th Series[4]	5.000		12/01/2034	39,667,428
2,680,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	2,401,736
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	1,797,920
415,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350		09/01/2047	421,727
8,310,000	Rensselaer, NY City School District COP	5.000		06/01/2026	8,058,456
1,060,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	949,590
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	2,831,220
101,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.252	[3]	08/15/2045	4,548,030
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.637	[3]	08/15/2050	1,269,350
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.676	[3]	08/15/2060	333,000
2,500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.125		12/01/2033	2,348,250
330,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.125		12/01/2027	318,269
1,500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)[1]	5.250		12/01/2032	1,438,515
350,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	311,353
45,000	Sodus Village, NY GO1	5.000		05/15/2032	45,698
45,000	Sodus Village, NY GO1	5.000		05/15/2033	45,481
45,000	Sodus Village, NY GO1	5.000		05/15/2034	45,319
45,000	Sodus Village, NY GO1	5.000		05/15/2035	45,185
45,000	Sodus Village, NY GO1	5.000		05/15/2036	45,104
45,000	Sodus Village, NY GO1	5.000		05/15/2037	44,997
11,970,000	SONYMA, Series 161[4]	5.875		10/01/2039	12,731,647
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	81,710
40,000	Suffolk County, NY IDA (ALIA-Civic Facility)	5.950		11/01/2022	35,792
230,000	Suffolk County, NY IDA (ALIA-DDI)	5.950		10/01/2021	208,822
5,000	Suffolk County, NY IDA (ALIA-FREE)	5.950		10/01/2021	4,540
105,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950		11/01/2022	93,953
5,000	Suffolk County, NY IDA (ALIA-IGHL)	6.000		10/01/2031	4,188
F8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$4,000,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250%		12/01/2033	$3,848,760
125,000	Suffolk County, NY IDA (ALIA-LIHIA)	5.950		11/01/2022	111,849
50,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950		11/01/2022	44,740
390,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500		11/01/2037	335,439
25,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950		11/01/2022	22,370
8,460,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	5,839,346
175,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	168,716
475,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375		01/01/2027	371,597
685,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.500		01/01/2037	499,447
5,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		10/01/2020	4,605
10,500,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	9,463,335
1,000,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550		02/01/2034	991,120
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	558,062
210,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	189,021
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	998,870
5,985,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.000		11/01/2035	5,288,107
505,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	455,040
185,000	Suffolk County, NY IDA (Southampton Hospital Assoc.)	7.250		01/01/2020	186,972
215,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	180,761
10,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	9,209
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[5]	06/01/2044	4,995,164
475,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	433,081
1,500,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	1,344,525
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	555,188
477,000	Sullivan County, NY Community College COP	5.750		08/15/2025	391,841
330,000	Sullivan County, NY IDA (Center for Discovery)	5.625		06/01/2013	320,404
1,530,000	Sullivan County, NY IDA (Center for Discovery)	5.875		07/01/2022	1,248,847
600,000	Sullivan County, NY IDA (Center for Discovery)	6.000		06/01/2019	551,970
1,540,000	Sullivan County, NY IDA (Center for Discovery)	6.000		07/01/2037	1,235,203
355,000	Sullivan County, NY IDA (Center for Discovery)	6.500		06/01/2025	320,008
485,000	Sullivan County, NY IDA (Center for Discovery)	6.950		02/01/2035	419,069
445,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250		01/01/2017	445,685
200,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	200,214
175,000	Tompkins County, NY IDA (Kendal at Ithaca)[1]	5.500		07/01/2024	173,619
1,000,000	Ulster County, NY IDA (Kingston Regional Senior Living Corp.)	6.000		09/15/2042	801,150
20,000	Ulster County, NY IDA (Mid-Hudson Family Health Institute)[1]	5.300		07/01/2016	20,123
3,900,000	Utica, NY IDA (Utica College Civic Facility)	5.750		08/01/2028	3,422,289
F9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,250,000	Utica, NY IDA (Utica College Civic Facility)	6.750%	12/01/2021	$1,263,338
30,000	Voorheesville, NY GO	5.000	02/15/2023	31,524
35,000	Voorheesville, NY GO	5.000	02/15/2024	36,736
35,000	Voorheesville, NY GO	5.000	02/15/2025	36,672
35,000	Voorheesville, NY GO	5.000	02/15/2026	36,527
40,000	Voorheesville, NY GO	5.000	02/15/2027	41,649
40,000	Voorheesville, NY GO	5.000	02/15/2028	41,528
40,000	Voorheesville, NY GO	5.000	02/15/2029	41,360
45,000	Voorheesville, NY GO	5.000	02/15/2030	46,369
45,000	Voorheesville, NY GO	5.000	02/15/2031	46,075
50,000	Voorheesville, NY GO	5.000	02/15/2032	50,929
50,000	Voorheesville, NY GO	5.000	02/15/2033	50,752
55,000	Voorheesville, NY GO	5.000	02/15/2034	55,667
55,000	Voorheesville, NY GO	5.000	02/15/2035	55,506
60,000	Voorheesville, NY GO	5.000	02/15/2036	60,448
60,000	Voorheesville, NY GO	5.000	02/15/2037	60,308
370,000	Westchester County, NY IDA (Field Home)	6.500	08/15/2022	348,022
250,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	250,978
1,720,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	1,711,933
320,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	330,336
600,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	535,668
300,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	276,495
10,790,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	8,772,378
1,000,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	1,038,450
4,000,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	4,145,040

				1,083,749,050

U.S. Possessions—34.5%
10,000,000	Guam GO1	5.000	11/15/2023	9,315,500
1,465,000	Guam GO1	5.250	11/15/2037	1,355,374
3,280,000	Guam GO1	5.400	11/15/2018	3,237,590
850,000	Guam GO1	6.750	11/15/2029	908,837
8,200,000	Guam GO1	7.000	11/15/2039	8,802,618
1,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875	07/01/2035	989,510
1,000,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000	07/01/2025	1,025,180
5,145,000	Guam Power Authority, Series A1	5.125	10/01/2029	4,969,092
10,100,000	Guam Power Authority, Series A1	5.250	10/01/2034	9,584,193
1,000,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625	06/01/2047	846,180
F10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$1,000,000	Northern Mariana Islands Commonwealth, Series A	5.000%		06/01/2017	$906,360
2,000,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	1,667,720
400,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	369,944
21,210,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[5]	07/01/2024	20,756,530
17,680,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	18,365,100
20,645,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	21,417,123
15,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	14,551
11,900,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	10,269,581
30,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	26,225,700
124,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.426	[3]	05/15/2050	4,637,600
4,645,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	4,574,442
2,380,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	2,327,854
1,185,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	1,156,323
3,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	3,391,255
485,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	509,381
31,225,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	31,386,433
50,500,000	Puerto Rico Electric Power Authority, Series UU1	0.848	[6]	07/01/2025	38,190,625
19,600,000	Puerto Rico Electric Power Authority, Series UU1	0.860	[6]	07/01/2031	13,862,100
355,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	343,821
15,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	13,991
1,100,000	Puerto Rico Highway & Transportation Authority, Series AA1	5.000		07/01/2035	1,033,879
7,045,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	6,525,220
8,405,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	8,053,251
2,500,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	2,302,850
22,000,000	Puerto Rico Highway & Transportation Authority, Series N1	0.698	[6]	07/01/2045	12,903,000
225,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	217,478
5,480,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	4,363,998
12,550,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	11,460,786
38,180,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	34,802,979
725,000	Puerto Rico Infrastructure[1]	5.500		07/01/2024	734,962
15,000,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	4,190,100
4,600,000	Puerto Rico Infrastructure	7.460	[3]	07/01/2030	1,189,468
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	2,302,850
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	917,213
1,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	1,363,470
105,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2022	105,069
4,305,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2022	3,860,380
1,500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	1,429,515
5,000,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	4,700,650
F11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$2,500,000	Puerto Rico Public Buildings Authority[1]	5.000%		07/01/2037	$2,341,050
10,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2022	10,007
810,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	803,147
1,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,082,190
3,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	3,848,110
1,000,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	1,101,320
3,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	3,422,223
1,000,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	974,890
34,995,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	34,745,486
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.950	[3]	08/01/2056	995,980
402,125,000	Puerto Rico Sales Tax Financing Corp., Series A	6.461	[3]	08/01/2054	23,970,671
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	13,708,240
1,000,000	University of Puerto Rico[1]	5.000		06/01/2025	948,940
5,925,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	5,511,672
1,700,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	1,528,436
950,000	University of V.I., Series A1	5.375		06/01/2034	914,499
1,700,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	1,571,391
					441,355,878
Total Investments, at Value (Cost $1,595,907,778)—119.3%					1,525,104,928
Liabilities in Excess of Other Assets—(19.3)					(246,209,566)

Net Assets—100.0%					$1,278,895,362

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Subject to a forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,083,749,050	$—	$1,083,749,050
U.S. Possessions	—	441,355,878	—	441,355,878

Total Assets	$—	$1,525,104,928	$—	$1,525,104,928

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
ARC	Assoc. of Retarded Citizens
CCRC	Continuing Care Retirement Community
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
EFLI	Epilepsy Foundation of L.I., Inc.
FREE	Family Residences and Essential Enterprises
GO	General Obligation
HAII	Homes Anew II, Inc.
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
LIHIA	Long Island Head Injury Assoc.
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NCMRS	Nassau Community Mental Retardation Services Company
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
ROLs	Residual Option Longs
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UDC	Urban Devel. Corp.
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2010

Assets
Investments, at value (cost $1,595,907,778)—see accompanying statement of investments	$1,525,104,928
Cash	388,469
Receivables and other assets:
Interest	21,553,943
Shares of beneficial interest sold	1,489,095
Investments sold	353,638
Other	399,060

Total assets	1,549,289,133

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	226,990,000
Payable on borrowings (See Note 5)	38,300,000
Shares of beneficial interest redeemed	2,580,112
Dividends	1,377,187
Distribution and service plan fees	765,729
Trustees’ compensation	195,169
Shareholder communications	30,251
Transfer and shareholder servicing agent fees	30,056
Interest expense on borrowings	5,763
Other	119,504

Total liabilities	270,393,771

Net Assets	$1,278,895,362

Composition of Net Assets
Par value of shares of beneficial interest	$111,649
Additional paid-in capital	1,436,488,323
Accumulated net investment income	16,020,311
Accumulated net realized loss on investments	(102,922,071)
Net unrealized depreciation on investments	(70,802,850)

Net Assets	$1,278,895,362

F14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,112,586,038 and 97,135,834 shares of beneficial interest outstanding)	$11.45
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.02

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,620,094 and 1,537,578 shares of beneficial interest outstanding)	$11.46

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $148,689,230 and 12,975,443 shares of beneficial interest outstanding)	$11.46
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2010
Investment Income
Interest	$44,819,009

Expenses
Management fees	2,918,074
Distribution and service plan fees:
Class A	1,340,426
Class B	91,903
Class C	745,747
Transfer and shareholder servicing agent fees:
Class A	160,311
Class B	9,375
Class C	32,116
Shareholder communications:
Class A	25,868
Class B	1,309
Class C	4,213
Borrowing fees	1,011,104
Interest expense and fees on short-term floating rate notes issued (See Note 1)	497,507
Interest expense on borrowings	49,958
Trustees’ compensation	16,471
Custodian fees and expenses	7,379
Other	86,953

Total expenses	6,998,714
Less waivers and reimbursements of expenses	(30,271)

Net expenses	6,968,443

Net Investment Income	37,850,566

Realized and Unrealized Gain (Loss)

Net realized gain on investments	1,120,987
Net change in unrealized appreciation/depreciation on investments	(36,593,305)

Net Increase in Net Assets Resulting from Operations	$2,378,248

See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$37,850,566	$73,105,658
Net realized gain (loss)	1,120,987	(83,891,599)
Net change in unrealized appreciation/depreciation	(36,593,305)	201,721,453

Net increase in net assets resulting from operations	2,378,248	190,935,512

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(30,675,065)	(58,915,419)
Class B	(430,556)	(936,357)
Class C	(3,549,771)	(6,795,208)

	(34,655,392)	(66,646,984)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(36,271,093)	(26,689,948)
Class B	(2,136,125)	(3,260,012)
Class C	(5,708,247)	1,950,773

	(44,115,465)	(27,999,187)

Net Assets
Total increase (decrease)	(76,392,609)	96,289,341
Beginning of period	1,355,287,971	1,258,998,630

End of period (including accumulated net investment income of $16,020,311 and $12,825,137, respectively)	$1,278,895,362	$1,355,287,971

See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2010 (Unaudited)
Cash Flows from Operating Activities
Net increase in net assets from operations	$2,378,248
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(63,002,116)
Proceeds from disposition of investment securities	111,346,549
Short-term investment securities, net	5,786,243
Premium amortization	670,101
Discount accretion	(4,914,911)
Net realized gain on investments	(1,120,987)
Net change in unrealized appreciation/depreciation on investments	36,593,305
Change in assets:
Decrease in interest receivable	197,811
Increase in receivable for securities sold	(166,552)
Increase in other assets	(182,365)
Change in liabilities:
Decrease in payable for securities purchased	(27,086)
Decrease in other liabilities	(51,848)

Net cash provided by operating activities	87,506,392

Cash Flows from Financing Activities
Proceeds from bank borrowings	169,800,000
Payments on bank borrowings	(179,400,000)
Payments on short-term floating rate notes issued	(2,500,000)
Proceeds from shares sold	74,569,290
Payments on shares redeemed	(138,933,758)
Cash distributions paid	(11,193,949)

Net cash used in financing activities	(87,658,417)

Net decrease in cash	(152,025)
Cash, beginning balance	540,494

Cash, ending balance	$388,469

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $23,397,270.

Cash paid for interest on bank borrowings—$58,485.

Cash paid for interest on short-term floating rate notes issued—$497,507.
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.73	$10.60	$12.68	$13.22	$12.91	$12.45

Income (loss) from investment operations:
Net investment income[1]	.34	.65	.62	.57	.61	.66
Net realized and unrealized gain (loss)	(.31)	1.07	(2.13)	(.55)	.34	.49

Total from investment operations	.03	1.72	(1.51)	.02	.95	1.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.59)	(.57)	(.56)	(.64)	(.69)
Distributions from net realized gain	—	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.31)	(.59)	(.57)	(.56)	(.64)	(.69)

Net asset value, end of period	$11.45	$11.73	$10.60	$12.68	$13.22	$12.91

Total Return, at Net Asset Value[3]	0.34%	17.86%	(12.31)%	0.15%	7.61%	9.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,112,586	$1,176,870	$1,095,341	$1,275,590	$1,005,912	$659,975

Average net assets (in thousands)	$1,110,842	$933,439	$1,244,330	$1,181,757	$824,276	$580,413

Ratios to average net assets:[4]
Net investment income	6.04%	6.91%	5.13%	4.35%	4.76%	5.17%
Expenses excluding interest and fees on short-term floating rate notes issued	0.92%	1.42%	0.82%	0.82%	0.90%	0.93%
Interest and fees on short-term floating rate notes issued[5]	0.08%	0.32%	0.60%	0.69%	0.61%	0.43%

Total expenses	1.00%	1.74%	1.42%	1.51%	1.51%	1.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	1.74%	1.42%	1.51%	1.51%	1.36%

Portfolio turnover rate	4%	22%	34%	26%	36%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.73	$10.61	$12.68	$13.22	$12.91	$12.45

Income (loss) from investment operations:
Net investment income[1]	.29	.57	.52	.47	.51	.56
Net realized and unrealized gain (loss)	(.30)	1.06	(2.12)	(.55)	.34	.49

Total from investment operations	(.01)	1.63	(1.60)	(.08)	.85	1.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.51)	(.47)	(.46)	(.54)	(.59)
Distributions from net realized gain	—	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.26)	(.51)	(.47)	(.46)	(.54)	(.59)

Net asset value, end of period	$11.46	$11.73	$10.61	$12.68	$13.22	$12.91

Total Return, at Net Asset Value[3]	0.01%	16.75%	(12.96)%	(0.65)%	6.76%	8.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,620	$20,239	$22,079	$30,982	$32,793	$26,680

Average net assets (in thousands)	$18,427	$17,152	$27,621	$32,663	$29,544	$26,977

Ratios to average net assets:[4]
Net investment income	5.20%	6.06%	4.29%	3.55%	3.99%	4.41%
Expenses excluding interest and fees on short-term floating rate notes issued	1.76%	2.28%	1.65%	1.62%	1.70%	1.71%
Interest and fees on short-term floating rate notes issued[5]	0.08%	0.32%	0.60%	0.69%	0.61%	0.43%

Total expenses	1.84%	2.60%	2.25%	2.31%	2.31%	2.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.83%	2.60%	2.25%	2.31%	2.30%	2.14%

Portfolio turnover rate	4%	22%	34%	26%	36%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$11.73	$10.61	$12.68	$13.22	$12.91	$12.45

Income (loss) from investment operations:
Net investment income[1]	.30	.58	.53	.47	.50	.55
Net realized and unrealized gain (loss)	(.30)	1.06	(2.12)	(.55)	.35	.50

Total from investment operations	—	1.64	(1.59)	(.08)	.85	1.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.52)	(.48)	(.46)	(.54)	(.59)
Distributions from net realized gain	—	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.27)	(.52)	(.48)	(.46)	(.54)	(.59)

Net asset value, end of period	$11.46	$11.73	$10.61	$12.68	$13.22	$12.91

Total Return, at Net Asset Value[3]	0.05%	16.84%	(12.92)%	(0.62)%	6.78%	8.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148,689	$158,179	$141,579	$163,976	$106,663	$31,119

Average net assets (in thousands)	$149,512	$122,746	$160,910	$142,905	$64,991	$20,347

Ratios to average net assets:[4]
Net investment income	5.27%	6.14%	4.35%	3.58%	3.89%	4.32%
Expenses excluding interest and fees on short-term floating rate notes issued	1.69%	2.20%	1.60%	1.59%	1.66%	1.70%
Interest and fees on short-term floating rate notes issued[5]	0.08%	0.32%	0.60%	0.69%	0.61%	0.43%

Total expenses	1.77%	2.52%	2.20%	2.28%	2.27%	2.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	2.52%	2.20%	2.28%	2.27%	2.13%

Portfolio turnover rate	4%	22%	34%	26%	36%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer AMT-Free New York Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
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exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $226,990,000 as of March 31, 2010, which represents 14.65% of the Fund’s total assets.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At March 31, 2010, municipal bond holdings with a value of $343,783,633 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $226,990,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
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At March 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$13,335,000	NY Triborough Bridge & Tunnel Authority DRIVERS	11.090%	11/15/32	$14,236,979
6,070,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	13.352	11/15/29	6,665,467
6,670,000	NYC GO DRIVERS	12.697	11/15/31	8,683,406
2,375,000	NYC GO DRIVERS	14.476	2/15/39	2,839,313
2,750,000	NYC GO ROLs	15.046	3/1/26	3,550,635
3,750,000	NYC GO ROLs[3]	15.974	4/1/36	4,884,975
7,500,000	NYC Municipal Water Finance Authority DRIVERS	7.265	6/15/35	7,571,775
10,000,000	NYC Municipal Water Finance Authority ROLs[3]	16.409	6/15/40	14,223,200
4,160,000	NYC Municipal Water Finance Authority ROLs[3]	20.136	6/15/37	4,701,466
6,670,000	NYS DA (State Personal Income Tax Authority)	13.021	3/15/36	9,235,616
5,000,000	NYS DA ROLs[3]	17.838	7/1/39	5,918,000
12,765,000	Port Authority NY/NJ, 3095th Series DRIVERS	11.087	12/1/34	14,152,428
11,665,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	11.677	8/1/57	11,415,486
3,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.519	8/1/57	3,958,240
3,995,000	SONYMA ROLs	16.021	10/1/39	4,756,647

				$116,793,633

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F13 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $117,300,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Credit Risk. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2010, securities with an aggregate market value of $3,404,086, representing 0.27% of the Fund’s net assets, were subject to these forbearance
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
agreements. Interest payments of $108,500 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $62,957,480 and unused capital loss carryforwards as follows:

Expiring

2016	$6,750,776
2017	26,431,288

Total	$33,182,064

As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $95,018,557 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $1,120,987 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference
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between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,375,479,595 [1]

Gross unrealized appreciation	$58,773,758
Gross unrealized depreciation	(138,836,985)

Net unrealized depreciation	$(80,063,227)

1.	The Federal tax cost of securities does not include cost of $229,688,560, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,802
Payments Made to Retired Trustees	14,026
Accumulated Liability as of March 31, 2010	114,503
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	5,295,116	$60,232,224	22,542,797	$206,189,164
Dividends and/or distributions reinvested	1,847,612	20,897,130	4,257,783	40,061,542
Redeemed	(10,362,635)	(117,400,447)	(29,742,693)	(272,940,654)

Net decrease	(3,219,907)	$(36,271,093)	(2,942,113)	$(26,689,948)

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	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	60,994	$688,806	274,936	$2,585,086
Dividends and/or distributions reinvested	27,577	312,042	67,585	634,762
Redeemed	(276,003)	(3,136,973)	(698,850)	(6,479,860)

Net decrease	(187,432)	$(2,136,125)	(356,329)	$(3,260,012)

Class C
Sold	1,082,349	$12,255,675	3,868,691	$36,185,948
Dividends and/or distributions reinvested	193,376	2,188,098	446,181	4,196,808
Redeemed	(1,782,602)	(20,152,020)	(4,179,183)	(38,431,983)

Net increase (decrease)	(506,877)	$(5,708,247)	135,689	$1,950,773

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$63,002,116	$111,346,549
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $209,974 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$1,652,410
Class C	2,149,495
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$56,513	$23,090	$14,953	$8,241
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the
F30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

“Pending Litigation” note which appears later in this report. During the six months ended March 31, 2010, the Manager reimbursed the Fund $30,271 for legal costs and fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2282% as of March 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2010 equal 0.17% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2282%. Details of the borrowings for the six months ended March 31, 2010 are as follows:

Average Daily Loan Balance	$37,476,923
Average Daily Interest Rate	0.259%
Fees Paid	$1,262,410
Interest Paid	$58,485
F31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer AMT - Free New York Municipals

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 05/11/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 05/11/2010